Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale; Interest bearing deposits with banks; Assets purchased under reverse repurchase agreements and securities borrowed	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale; Interest bearing deposits with banks; Assets purchased under reverse repurchase agreements and securities borrowed
Changes in fair values used for calculating hedge ineffectiveness	$ (1,561)	$ (4,415)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	2,934	2,645
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (481)	$ (2,216)
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Deposits – Business and government; Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned	Deposits – Business and government;Deposits – Personal; Obligations related to assets sold under repurchase agreements and securities loaned
Changes in fair values used for calculating hedge ineffectiveness	$ 976	$ 4,437
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(1,643)	(1,801)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 2,520	$ 4,557
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance	Securities – Investment, net of applicable allowance
Changes in fair values used for calculating hedge ineffectiveness	$ 56	$ 7
Cash flow hedge /foreign currency translation reserve, Continuing hedges	$ 13	$ 13
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Deposits – Business and government	Deposits – Business and government
Changes in fair values used for calculating hedge ineffectiveness	$ (305)	$ (106)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(51)	(52)
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	433	710
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(8,514)	(8,005)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (306)	$ (382)